Financial Risk Management - Fair value hierarchy (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Financial Risk Management
Transfer of assets from level 1 to Level 2	$ 0
Transfer of assets from level 2 to Level 1	0
Transfer of liabilities' from level 1 to Level 2	0
Transfer of liabilities' from level 2 to Level 1	0
Transfer of assets into level 3	0
Transfer of assets out of level 3	0
Transfer of liabilities into level 3	0
Transfer of liabilities out of level 3	$ 0